Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,980,000.00
Total Fee Amount	273.44
Total Offset Amount	0.00
Net Fee	$ 273.44
Offering Table N/A
Offset Table N/A	N/A